Transition disclosures (Narrative) (Details) - GBP (£) £ in Millions				12 Months Ended
		Aug. 01, 2018	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of impairment allowance and provisions [abstract]
Impairment and provision					£ 4,769
Assets
Opening balance, IAS 39 carrying amount					1,133,248
Transfer in:
To financial assets at fair value through the income statement			£ 90
Transfer out:
IFRS 9 impairment change			1,859
Total, IFRS 9 carrying amount			1,131,441
Liabilities
Opening balance, IAS 39 carrying amount					1,067,232
IFRS 9 impairment change			(341)
Total, IFRS 9 carrying amount			1,067,575
Equity
Opening balance, IAS 39 carrying amount					66,016
IFRS 9 impairment change			2,200
Total, IFRS 9 carrying amount			63,866
Total equity excluding non-controlling interests [member]
Equity
Opening balance, IAS 39 carrying amount					63,905
IFRS 9 impairment change			2,200
Total, IFRS 9 carrying amount			61,755
Retained earnings [member]
Equity
Opening balance, IAS 39 carrying amount					27,536
IFRS 9 impairment change			2,203
Total, IFRS 9 carrying amount			25,522
Other reserves [member]
Equity
Opening balance, IAS 39 carrying amount					5,383
IFRS 9 impairment change			(3)
Total, IFRS 9 carrying amount			5,247
Repurchase agreements and other similar secured borrowing [member]
Liabilities
Opening balance, IAS 39 carrying amount					40,338
IFRS 9 impairment change			0
Total, IFRS 9 carrying amount			15,053
Cash collateral and settlement balances [member]
Liabilities
Opening balance, IAS 39 carrying amount					68,143
IFRS 9 impairment change			0
Total, IFRS 9 carrying amount			65,925
Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Liabilities
Opening balance, IAS 39 carrying amount					398,701
IFRS 9 impairment change			0
Total, IFRS 9 carrying amount			379,841
Financial liabilities designated at fair value [member]
Liabilities
Opening balance, IAS 39 carrying amount					173,718
IFRS 9 impairment change			0
Total, IFRS 9 carrying amount			220,083
Cash collateral and settlement balances [member]
Assets
Opening balance, IAS 39 carrying amount					77,168
Transfer out:
IFRS 9 impairment change			5
Total, IFRS 9 carrying amount			74,774
Other assets [member]
Assets
Opening balance, IAS 39 carrying amount					4,542
Transfer out:
IFRS 9 impairment change			1
Total, IFRS 9 carrying amount			4,661
Investments in associates and joint ventures [member]
Assets
Opening balance, IAS 39 carrying amount					718
Transfer out:
IFRS 9 impairment change			0
Total, IFRS 9 carrying amount			699
Deferred tax assets [member]
Assets
Opening balance, IAS 39 carrying amount					3,457
Transfer out:
IFRS 9 impairment change			(649)
Total, IFRS 9 carrying amount			4,084
Disposal of assets [member]
Assets
Opening balance, IAS 39 carrying amount					1,193
Transfer out:
IFRS 9 impairment change			0
Total, IFRS 9 carrying amount			1,193
Financial investments [member]
Transfer out:
Total, IFRS 9 carrying amount			0
Available for sale investments [member]
Equity
Fair value				£ 490
Fair value gain/(loss) that would have been recognised for the year ended 31 December 2018 in other comprehensive income if the financial assets had not been reclassified				(1)
Available for sale investments [member] | Disposal of assets [member]
Equity
Fair value			653	162
Available for sale investments [member] | Financial assets at fair value [member]
Assets
Opening balance, IAS 39 carrying amount					53,807
Financial investments (held to maturity) | Financial assets at amortised cost [member]
Assets
Opening balance, IAS 39 carrying amount					5,109
Financial assets at fair value through the income statement [member]
Assets
Opening balance, IAS 39 carrying amount	[1]				116,281
Transfer out:
IFRS 9 impairment change	[1]		0
Total, IFRS 9 carrying amount	[1]		140,211
Equity
Fair value				489
Fair value gain/(loss) that would have been recognised for the year ended 31 December 2018 in other comprehensive income if the financial assets had not been reclassified				£ 4	485
Financial assets designated at fair value [member]
Assets
Opening balance, IAS 39 carrying amount					0
Transfer out:
IFRS 9 impairment change			0
Total, IFRS 9 carrying amount			0
Trading portfolio assets [member]
Assets
Opening balance, IAS 39 carrying amount					113,760
Transfer out:
IFRS 9 impairment change			0
Total, IFRS 9 carrying amount			114,173
Financial assets at fair value through other comprehensive income [member]
Assets
Opening balance, IAS 39 carrying amount					0
Transfer out:
IFRS 9 impairment change			0
Total, IFRS 9 carrying amount			53,241
Loans and advances [member] | Financial assets at amortised cost [member]
Assets
Opening balance, IAS 39 carrying amount					324,048
Transfer out:
IFRS 9 impairment change			2,502
Total, IFRS 9 carrying amount			317,188
Published IAS 39 [member]
Assets
Opening balance, IAS 39 carrying amount					1,133,248
Liabilities
Opening balance, IAS 39 carrying amount					1,067,232
Equity
Opening balance, IAS 39 carrying amount					66,016
Published IAS 39 [member] | Total equity excluding non-controlling interests [member]
Equity
Opening balance, IAS 39 carrying amount					63,905
Published IAS 39 [member] | Retained earnings [member]
Equity
Opening balance, IAS 39 carrying amount					27,536
Published IAS 39 [member] | Other reserves [member]
Equity
Opening balance, IAS 39 carrying amount					5,383
Published IAS 39 [member] | Repurchase agreements and other similar secured borrowing [member]
Liabilities
Opening balance, IAS 39 carrying amount					40,338
Published IAS 39 [member] | Cash collateral and settlement balances [member]
Liabilities
Opening balance, IAS 39 carrying amount					0
Published IAS 39 [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Liabilities
Opening balance, IAS 39 carrying amount					0
Published IAS 39 [member] | Financial liabilities designated at fair value [member]
Liabilities
Opening balance, IAS 39 carrying amount					173,718
Published IAS 39 [member] | Cash collateral and settlement balances [member]
Assets
Opening balance, IAS 39 carrying amount					0
Published IAS 39 [member] | Other assets [member]
Assets
Opening balance, IAS 39 carrying amount					0
Published IAS 39 [member] | Investments in associates and joint ventures [member]
Assets
Opening balance, IAS 39 carrying amount					718
Published IAS 39 [member] | Deferred tax assets [member]
Assets
Opening balance, IAS 39 carrying amount					3,457
Published IAS 39 [member] | Disposal of assets [member]
Assets
Opening balance, IAS 39 carrying amount					1,193
Published IAS 39 [member] | Financial assets at fair value through the income statement [member]
Assets
Opening balance, IAS 39 carrying amount	[1]				0
Published IAS 39 [member] | Financial assets designated at fair value [member]
Assets
Opening balance, IAS 39 carrying amount					116,281
Published IAS 39 [member] | Trading portfolio assets [member]
Assets
Opening balance, IAS 39 carrying amount					113,760
Published IAS 39 [member] | Financial assets at fair value through other comprehensive income [member]
Assets
Opening balance, IAS 39 carrying amount					0
Increase (decrease) due to changes in accounting policy [member] | Other reserves [member]
Equity
Amount of reclassifications or changes in presentation, equity			(139)
Increase (decrease) due to changes in accounting policy [member] | Financial liabilities designated at fair value [member] | Repurchase agreements and other similar secured borrowing [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			25,287
Increase (decrease) due to changes in accounting policy [member] | Financial liabilities designated at fair value [member] | Cash collateral and settlement balances [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			2,218
Increase (decrease) due to changes in accounting policy [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			18,860
Increase (decrease) due to changes in accounting policy [member] | Cash collateral and settlement balances [member]
Transfer in:
To financial assets mandatory at fair value			2,389
Increase (decrease) due to changes in accounting policy [member] | Other assets [member]
Transfer out:
From financial assets mandatory at fair value			(31)
Increase (decrease) due to changes in accounting policy [member] | Reverse repurchase agreements [member]
Transfer in:
To financial assets mandatory at fair value			11,949
Increase (decrease) due to changes in accounting policy [member] | Available for sale investments [member]
Transfer in:
To financial assets mandatory at fair value			838
Increase (decrease) due to changes in accounting policy [member] | Available for sale investments [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			653
Increase (decrease) due to changes in accounting policy [member] | Financial investments (held to maturity) | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			5,109
Increase (decrease) due to changes in accounting policy [member] | Financial assets at fair value through the income statement [member]
Transfer out:
From available for sale (FV)			(838)
Increase (decrease) due to changes in accounting policy [member] | Financial assets designated at fair value [member]
Transfer in:
To financial assets mandatory at fair value			105,844
Increase (decrease) due to changes in accounting policy [member] | Financial assets designated at fair value [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			514
Transfer out:
From loans and advances at amortised cost			(15)
Increase (decrease) due to changes in accounting policy [member] | Financial assets mandatorily at fair value [member]
Transfer out:
From financial assets designated at fair value			(105,844)
Increase (decrease) due to changes in accounting policy [member] | Financial assets mandatorily at fair value [member] | Financial assets at amortised cost [member]
Transfer out:
From loans and advances at amortised cost			(9,279)
Increase (decrease) due to changes in accounting policy [member] | Trading portfolio assets [member]
Transfer out:
From financial assets mandatory at fair value			(9)
From available for sale (FV)			(10)
Increase (decrease) due to changes in accounting policy [member] | Trading portfolio assets [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			73
Transfer out:
From loans and advances at amortised cost			(478)
Increase (decrease) due to changes in accounting policy [member] | Financial assets at fair value through other comprehensive income [member]
Transfer out:
From available for sale (FV)			(52,305)
Increase (decrease) due to changes in accounting policy [member] | Financial assets at fair value through other comprehensive income [member] | Financial assets at amortised cost [member]
Transfer out:
From loans and advances at amortised cost			(936)
Increase (decrease) due to changes in accounting policy [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Transfer in:
To financial assets designated at fair value			15
To financial assets mandatory at fair value			9,265
Transfer out:
From financial assets designated at fair value			(485)
From available for sale (FV)			(653)
From Held to maturity (AC)			(5,109)
Balance sheet presentation changes
Assets
Opening balance, IAS 39 carrying amount					0
Liabilities
Opening balance, IAS 39 carrying amount					0
Equity
Opening balance, IAS 39 carrying amount					0
Balance sheet presentation changes | Total equity excluding non-controlling interests [member]
Equity
Opening balance, IAS 39 carrying amount					0
Balance sheet presentation changes | Retained earnings [member]
Equity
Opening balance, IAS 39 carrying amount					0
Balance sheet presentation changes | Other reserves [member]
Equity
Opening balance, IAS 39 carrying amount					0
Balance sheet presentation changes | Repurchase agreements and other similar secured borrowing [member]
Liabilities
Opening balance, IAS 39 carrying amount					0
Balance sheet presentation changes | Cash collateral and settlement balances [member]
Liabilities
Opening balance, IAS 39 carrying amount					68,143
Balance sheet presentation changes | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Liabilities
Opening balance, IAS 39 carrying amount					398,701
Balance sheet presentation changes | Financial liabilities designated at fair value [member]
Liabilities
Opening balance, IAS 39 carrying amount					0
Balance sheet presentation changes | Cash collateral and settlement balances [member]
Assets
Opening balance, IAS 39 carrying amount					77,168
Balance sheet presentation changes | Other assets [member]
Assets
Opening balance, IAS 39 carrying amount					4,542
Balance sheet presentation changes | Investments in associates and joint ventures [member]
Assets
Opening balance, IAS 39 carrying amount					0
Balance sheet presentation changes | Deferred tax assets [member]
Assets
Opening balance, IAS 39 carrying amount					0
Balance sheet presentation changes | Disposal of assets [member]
Assets
Opening balance, IAS 39 carrying amount					0
Balance sheet presentation changes | Financial assets at fair value through the income statement [member]
Assets
Opening balance, IAS 39 carrying amount	[1]				116,281
Balance sheet presentation changes | Financial assets designated at fair value [member]
Assets
Opening balance, IAS 39 carrying amount					(116,281)
Balance sheet presentation changes | Trading portfolio assets [member]
Assets
Opening balance, IAS 39 carrying amount					0
Balance sheet presentation changes | Financial assets at fair value through other comprehensive income [member]
Assets
Opening balance, IAS 39 carrying amount					£ 0
IFRSs 9 [member]
Reconciliation of impairment allowance and provisions [abstract]
Increase (decrease) in impairment allowance			2,760
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			0
Transfer in:
To financial assets at fair value through the income statement			90
Transfer out:
Additional deferred tax assets			627
Liabilities
Amount of reclassifications or changes in presentation, liabilities			0
Equity
Amount of reclassifications or changes in presentation, equity			0
IFRSs 9 [member] | Total equity excluding non-controlling interests [member]
Equity
Amount of reclassifications or changes in presentation, equity			0
IFRSs 9 [member] | Retained earnings [member]
Equity
Amount of reclassifications or changes in presentation, equity			0
IFRSs 9 [member] | Other reserves [member]
Equity
Amount of reclassifications or changes in presentation, equity			0
IFRSs 9 [member] | Repurchase agreements and other similar secured borrowing [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			0
IFRSs 9 [member] | Cash collateral and settlement balances [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			0
IFRSs 9 [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			0
IFRSs 9 [member] | Financial liabilities designated at fair value [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			0
IFRSs 9 [member] | Financial liabilities designated at fair value [member] | Repurchase agreements and other similar secured borrowing [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			0
IFRSs 9 [member] | Financial liabilities designated at fair value [member] | Cash collateral and settlement balances [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			0
IFRSs 9 [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			0
IFRSs 9 [member] | Cash collateral and settlement balances [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			0
Transfer in:
To financial assets mandatory at fair value			0
IFRSs 9 [member] | Other assets [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			0
Transfer out:
From financial assets mandatory at fair value			0
IFRSs 9 [member] | Reverse repurchase agreements [member]
Transfer in:
To financial assets mandatory at fair value			0
IFRSs 9 [member] | Investments in associates and joint ventures [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			0
IFRSs 9 [member] | Deferred tax assets [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			0
IFRSs 9 [member] | Disposal of assets [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			0
IFRSs 9 [member] | Financial investments [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			(57,414)
IFRSs 9 [member] | Available for sale investments [member]
Transfer in:
To financial assets mandatory at fair value			0
IFRSs 9 [member] | Available for sale investments [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			0
IFRSs 9 [member] | Financial investments (held to maturity) | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			5,109
IFRSs 9 [member] | Financial assets at fair value through the income statement [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	[1]		0
Transfer out:
From available for sale (FV)			0
IFRSs 9 [member] | Financial assets designated at fair value [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			0
Transfer in:
To financial assets mandatory at fair value			105,844
IFRSs 9 [member] | Financial assets designated at fair value [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			0
Transfer out:
From loans and advances at amortised cost			0
IFRSs 9 [member] | Financial assets mandatorily at fair value [member]
Transfer out:
From financial assets designated at fair value			(105,844)
IFRSs 9 [member] | Financial assets mandatorily at fair value [member] | Financial assets at amortised cost [member]
Transfer out:
From loans and advances at amortised cost			0
IFRSs 9 [member] | Trading portfolio assets [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			0
Transfer out:
From financial assets mandatory at fair value			0
From available for sale (FV)			0
IFRSs 9 [member] | Trading portfolio assets [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			0
Transfer out:
From loans and advances at amortised cost			0
IFRSs 9 [member] | Financial assets at fair value through other comprehensive income [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			52,305
Transfer out:
From available for sale (FV)			(52,305)
IFRSs 9 [member] | Financial assets at fair value through other comprehensive income [member] | Financial assets at amortised cost [member]
Transfer out:
From loans and advances at amortised cost			0
IFRSs 9 [member] | Loans and advances [member] | Financial assets at amortised cost [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			5,109
Transfer in:
To financial assets designated at fair value			0
To financial assets mandatory at fair value			0
Transfer out:
From financial assets designated at fair value			0
From available for sale (FV)			0
From Held to maturity (AC)			(5,109)
IFRS 15 Impact [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			67
Liabilities
Amount of reclassifications or changes in presentation, liabilities			0
Equity
Amount of reclassifications or changes in presentation, equity			67
IFRS 15 Impact [member] | Total equity excluding non-controlling interests [member]
Equity
Amount of reclassifications or changes in presentation, equity			67
IFRS 15 Impact [member] | Retained earnings [member]
Equity
Amount of reclassifications or changes in presentation, equity			67
IFRS 15 Impact [member] | Other reserves [member]
Equity
Amount of reclassifications or changes in presentation, equity			0
IFRS 15 Impact [member] | Repurchase agreements and other similar secured borrowing [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			0
IFRS 15 Impact [member] | Cash collateral and settlement balances [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			0
IFRS 15 Impact [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			0
IFRS 15 Impact [member] | Financial liabilities designated at fair value [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			0
IFRS 15 Impact [member] | Financial liabilities designated at fair value [member] | Repurchase agreements and other similar secured borrowing [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			0
IFRS 15 Impact [member] | Financial liabilities designated at fair value [member] | Cash collateral and settlement balances [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			0
IFRS 15 Impact [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			0
IFRS 15 Impact [member] | Cash collateral and settlement balances [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			0
Transfer in:
To financial assets mandatory at fair value			0
IFRS 15 Impact [member] | Other assets [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			89
Transfer out:
From financial assets mandatory at fair value			0
IFRS 15 Impact [member] | Reverse repurchase agreements [member]
Transfer in:
To financial assets mandatory at fair value			0
IFRS 15 Impact [member] | Investments in associates and joint ventures [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			0
IFRS 15 Impact [member] | Deferred tax assets [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			(22)
IFRS 15 Impact [member] | Disposal of assets [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			0
IFRS 15 Impact [member] | Financial investments [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			0
IFRS 15 Impact [member] | Available for sale investments [member]
Transfer in:
To financial assets mandatory at fair value			0
IFRS 15 Impact [member] | Available for sale investments [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			0
IFRS 15 Impact [member] | Financial investments (held to maturity) | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			0
IFRS 15 Impact [member] | Financial assets at fair value through the income statement [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	[1]		0
Transfer out:
From available for sale (FV)			0
IFRS 15 Impact [member] | Financial assets designated at fair value [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			0
Transfer in:
To financial assets mandatory at fair value			0
IFRS 15 Impact [member] | Financial assets designated at fair value [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			0
Transfer out:
From loans and advances at amortised cost			0
IFRS 15 Impact [member] | Financial assets mandatorily at fair value [member]
Transfer out:
From financial assets designated at fair value			0
IFRS 15 Impact [member] | Financial assets mandatorily at fair value [member] | Financial assets at amortised cost [member]
Transfer out:
From loans and advances at amortised cost			0
IFRS 15 Impact [member] | Trading portfolio assets [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			0
Transfer out:
From financial assets mandatory at fair value			0
From available for sale (FV)			0
IFRS 15 Impact [member] | Trading portfolio assets [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			0
Transfer out:
From loans and advances at amortised cost			0
IFRS 15 Impact [member] | Financial assets at fair value through other comprehensive income [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			0
Transfer out:
From available for sale (FV)			0
IFRS 15 Impact [member] | Financial assets at fair value through other comprehensive income [member] | Financial assets at amortised cost [member]
Transfer out:
From loans and advances at amortised cost			0
IFRS 15 Impact [member] | Loans and advances [member] | Financial assets at amortised cost [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			0
Transfer in:
To financial assets designated at fair value			0
To financial assets mandatory at fair value			0
Transfer out:
From financial assets designated at fair value			0
From available for sale (FV)			0
From Held to maturity (AC)			0
IFRS 9 classification and measurement [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			(15)
Liabilities
Amount of reclassifications or changes in presentation, liabilities			2
Equity
Amount of reclassifications or changes in presentation, equity			(17)
IFRS 9 classification and measurement [member] | Total equity excluding non-controlling interests [member]
Equity
Amount of reclassifications or changes in presentation, equity			(17)
IFRS 9 classification and measurement [member] | Retained earnings [member]
Equity
Amount of reclassifications or changes in presentation, equity			122
IFRS 9 classification and measurement [member] | Other reserves [member]
Equity
Amount of reclassifications or changes in presentation, equity			(139)
IFRS 9 classification and measurement [member] | Repurchase agreements and other similar secured borrowing [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			(25,285)
IFRS 9 classification and measurement [member] | Cash collateral and settlement balances [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			(2,218)
IFRS 9 classification and measurement [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			(18,860)
IFRS 9 classification and measurement [member] | Financial liabilities designated at fair value [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			46,365
IFRS 9 classification and measurement [member] | Cash collateral and settlement balances [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			(2,389)
IFRS 9 classification and measurement [member] | Other assets [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			31
IFRS 9 classification and measurement [member] | Investments in associates and joint ventures [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			(19)
IFRS 9 classification and measurement [member] | Deferred tax assets [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			0
IFRS 9 classification and measurement [member] | Disposal of assets [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			0
IFRS 9 classification and measurement [member] | Financial assets at fair value through the income statement [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	[1]		23,930
IFRS 9 classification and measurement [member] | Financial assets designated at fair value [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			0
IFRS 9 classification and measurement [member] | Trading portfolio assets [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			413
IFRS 9 classification and measurement [member] | Financial assets at fair value through other comprehensive income [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			936
Classification [member] | Retained earnings [member]
Equity
Amount of reclassifications or changes in presentation, equity			122
Classification [member] | Other reserves [member]
Equity
Amount of reclassifications or changes in presentation, equity			139
Classification [member] | Financial liabilities designated at fair value [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			46,363
Classification [member] | Financial liabilities designated at fair value [member] | Repurchase agreements and other similar secured borrowing [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			25,285
Classification [member] | Financial liabilities designated at fair value [member] | Cash collateral and settlement balances [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			2,218
Classification [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			18,860
Classification [member] | Cash collateral and settlement balances [member]
Transfer in:
To financial assets mandatory at fair value			2,389
Classification [member] | Other assets [member]
Transfer out:
From financial assets mandatory at fair value			(31)
Classification [member] | Reverse repurchase agreements [member]
Transfer in:
To financial assets mandatory at fair value			11,949
Classification [member] | Financial investments [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			(1,501)
Classification [member] | Available for sale investments [member]
Transfer in:
To financial assets mandatory at fair value			838
Classification [member] | Available for sale investments [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			653
Classification [member] | Financial investments (held to maturity) | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			0
Classification [member] | Financial assets at fair value through the income statement [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			23,944
Transfer out:
From available for sale (FV)			(838)
Classification [member] | Financial assets designated at fair value [member]
Transfer in:
To financial assets mandatory at fair value			0
Classification [member] | Financial assets designated at fair value [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			485
Transfer out:
From loans and advances at amortised cost			(15)
Classification [member] | Financial assets mandatorily at fair value [member]
Transfer out:
From financial assets designated at fair value			0
Classification [member] | Financial assets mandatorily at fair value [member] | Financial assets at amortised cost [member]
Transfer out:
From loans and advances at amortised cost			(9,279)
Classification [member] | Trading portfolio assets [member]
Transfer out:
From financial assets mandatory at fair value			(9)
From available for sale (FV)			(10)
Classification [member] | Trading portfolio assets [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			73
Transfer out:
From loans and advances at amortised cost			(478)
Classification [member] | Financial assets at fair value through other comprehensive income [member]
Transfer out:
From available for sale (FV)			0
Classification [member] | Financial assets at fair value through other comprehensive income [member] | Financial assets at amortised cost [member]
Transfer out:
From loans and advances at amortised cost			(936)
Classification [member] | Loans and advances [member] | Financial assets at amortised cost [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			(9,497)
Transfer in:
To financial assets designated at fair value			15
To financial assets mandatory at fair value			9,279
Transfer out:
From financial assets designated at fair value			(485)
From available for sale (FV)			(653)
From Held to maturity (AC)			0
Measurement [member] | Retained earnings [member]
Equity
Amount of reclassifications or changes in presentation, equity			0
Measurement [member] | Other reserves [member]
Equity
Amount of reclassifications or changes in presentation, equity			0
Measurement [member] | Financial liabilities designated at fair value [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			2
Measurement [member] | Financial liabilities designated at fair value [member] | Repurchase agreements and other similar secured borrowing [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			2
Measurement [member] | Financial liabilities designated at fair value [member] | Cash collateral and settlement balances [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			0
Measurement [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Repurchase agreements and other similar secured borrowing [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities		£ 2
Measurement [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities			0
Measurement [member] | Cash collateral and settlement balances [member]
Transfer in:
To financial assets mandatory at fair value			0
Measurement [member] | Other assets [member]
Transfer out:
From financial assets mandatory at fair value			0
Measurement [member] | Reverse repurchase agreements [member]
Transfer in:
To financial assets mandatory at fair value			0
Measurement [member] | Financial investments [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			0
Measurement [member] | Available for sale investments [member]
Transfer in:
To financial assets mandatory at fair value			0
Measurement [member] | Available for sale investments [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			0
Measurement [member] | Financial investments (held to maturity) | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			0
Measurement [member] | Financial assets at fair value through the income statement [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			(14)
Transfer out:
From available for sale (FV)			0
Measurement [member] | Financial assets designated at fair value [member]
Transfer in:
To financial assets mandatory at fair value			0
Measurement [member] | Financial assets designated at fair value [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			29
Transfer out:
From loans and advances at amortised cost			0
Measurement [member] | Financial assets mandatorily at fair value [member]
Transfer out:
From financial assets designated at fair value			0
Measurement [member] | Financial assets mandatorily at fair value [member] | Financial assets at amortised cost [member]
Transfer out:
From loans and advances at amortised cost			0
Measurement [member] | Trading portfolio assets [member]
Transfer out:
From financial assets mandatory at fair value			0
From available for sale (FV)			0
Measurement [member] | Trading portfolio assets [member] | Financial assets at amortised cost [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets		£ (11)
Transfer in:
To loans and advances at amortised cost			0
Transfer out:
From loans and advances at amortised cost			0
Measurement [member] | Financial assets at fair value through other comprehensive income [member]
Transfer out:
From available for sale (FV)			0
Measurement [member] | Financial assets at fair value through other comprehensive income [member] | Financial assets at amortised cost [member]
Transfer out:
From loans and advances at amortised cost			0
Measurement [member] | Loans and advances [member] | Financial assets at amortised cost [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets			29
Transfer in:
To financial assets designated at fair value			0
To financial assets mandatory at fair value			(14)
Transfer out:
From financial assets designated at fair value			0
From available for sale (FV)			0
From Held to maturity (AC)			£ 0

[1]	Comprised of mandatory fair value assets of £130.2bn and desig nated f air value assets of £10 bn.